FAIR VALUE (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Marketable securities	$ 1,775	$ 2,597
Mineral property investments	5,398	4,417	$ 4,417
Total	7,173	7,014
Level 1
Disclosure of financial assets [line items]
Marketable securities	1,775	2,597
Mineral property investments	0	0
Total	1,775	2,597
Level 3
Disclosure of financial assets [line items]
Marketable securities	0	0
Mineral property investments	5,398	4,417
Total	$ 5,398	$ 4,417